S000093657 [Member] Expense Example, No Redemption - Putnam Retirement Advantage 2070 Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	$ 3,087